Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Intangible Assets

Net book value	Goodwill	VOBA	Future servicing rights	Software	Other	Total
At January 1, 2017	294	1,399	64	50	12	1,820

At December 31, 2017	293	1,153	99	51	36	1,633
At December 31, 2018	384	1,123	91	64	64	1,727
Cost
At January 1, 2018	462	6,565	359	294	128	7,808
Additions	-	-	-	45	2	47
Acquisitions through business combinations	85	-	-	7	33	126
Capitalized subsequent expenditure	-	-	-	5	-	5
Disposals	-	-	-	(19)	-	(19)
Net exchange differences	6	293	2	(6)	2	298
At December 31, 2018	554	6,858	361	327	166	8,265
Accumulated amortization, depreciation and impairment losses
At January 1, 2018	169	5,412	260	243	92	6,176
Amortization through income statement	-	135	8	16	6	165
Shadow accounting adjustments	-	(56)	-	-	-	(56)
Disposals	-	-	-	(6)	-	(6)
Impairment losses	-	-	-	15	-	15
Net exchange differences	-	244	2	(5)	3	243
At December 31, 2018	169	5,735	270	263	101	6,538

Cost
At January 1, 2017	503	7,576	327	362	109	8,876
Additions	-	6	-	29	2	37
Acquisitions through business combinations	56	-	47	9	29	140
Capitalized subsequent expenditure	-	-	-	3	-	3
Disposals	(55)	(175)	-	(98)	-	(328)
Net exchange differences	(42)	(841)	(15)	(9)	(11)	(919)
Transfers to disposal groups	-	-	-	(2)	-	(2)
At December 31, 2017	462	6,565	359	294	128	7,808
Accumulated amortization, depreciation and impairment losses
At January 1, 2017	209	6,177	263	311	97	7,056
Amortization through income statement	-	63	7	28	6	104
Shadow accounting adjustments	-	26	-	-	-	26
Disposals	(28)	(165)	-	(95)	-	(288)
Impairment losses	-	-	-	8	-	8
Net exchange differences	(11)	(689)	(9)	(8)	(11)	(728)
Transfers to disposal groups	-	-	-	(2)	-	(2)
At December 31, 2017	169	5,412	260	243	92	6,176

Summary of Geographically Cash-generating Units to Goodwill

A geographical summary of the cash-generating units to which the goodwill is allocated is as follows:

Goodwill	2018	2017
Americas	182	174
Central & Eastern Europe	30	34
Asset Management	33	31
United Kingdom	54	54
The Netherlands	85	-
At December 31	384	293

Summary of Movement in VOBA

The movement in VOBA over 2018 can be summarized and compared to 2017 as follows:

	2018	2017
At January 1	1,153	1,399
Additions	-	6
Disposals	-	(11)
Amortization/depreciation through income statement	(135)	(63)
Shadow accounting adjustments	56	(26)
Net exchange differences	49	(153)
At December 31	1,123	1,153